Offerings - Offering: 1	Mar. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	38,169,674
Maximum Aggregate Offering Price	$ 818,622,695.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 113,051.79
Rule 457(f)	true
Amount of Securities Received | shares	56,226,315
Value of Securities Received, Per Share	27.65495
Value of Securities Received	$ 1,554,935,930.01
Cash Consideration Paid	736,313,235.00
Fee Note MAOP	$ 818,622,695.01
Offering Note	Amount Registered represents the estimated maximum number of shares of common stock, par value $0.0001 per share ("IonQ Common Stock"), of IonQ, Inc., a Delaware corporation ("IonQ"), to be issued, or subject to stock-based awards that may be assumed by IonQ upon completion of the proposed merger of Iris Merger Subsidiary 1 Inc., a Delaware corporation and wholly owned subsidiary of IonQ ("Merger Subsidiary 1"), with and into SkyWater Technology, Inc., a Delaware corporation ("SkyWater"), with SkyWater surviving as a wholly owned subsidiary of IonQ (the "first merger"), to be effected pursuant to the Agreement and Plan of Merger, dated as of January 25, 2026 (as amended from time to time, the "merger agreement"), by and among IonQ, Merger Subsidiary 1, Iris Merger Subsidiary 2 LLC, a Delaware limited liability company and wholly owned subsidiary of IonQ ("Merger Subsidiary 2"), and SkyWater. This number is based on the sum of: (i) (a) 49,087,549, the estimated maximum number of shares of SkyWater common stock, par value $0.01 per share ("SkyWater common stock"), to be outstanding immediately prior to the completion of the first merger (which includes 48,996,125 shares of SkyWater common stock outstanding as of March 5, 2026, plus 91,424 shares issuable upon the settlement of SkyWater director restricted stock unit awards that will vest and settle prior to the completion of the first merger, but excluding shares of SkyWater common stock issuable upon the settlement of SkyWater's other stock-based awards outstanding as of March 5, 2026), multiplied by (b) 0.5265, the maximum exchange ratio under the merger agreement; plus (ii) (a) 7,138,766, the shares of SkyWater common stock issuable upon the settlement of SkyWater's currently outstanding stock-based awards (consisting of 2,080,252 shares subject to outstanding stock options and 1,117,707 shares subject to outstanding restricted stock unit awards) outstanding as of March 5, 2026 and 3,940,807, the maximum number of shares of SkyWater common stock issuable in connection with grants of stock-based awards under the Company Benefit Plans (as defined in the merger agreement) prior to closing, multiplied by (b) the estimated Equity Award Exchange Ratio (as defined in the merger agreement), calculated based on an assumed Parent Trading Price (as defined in the merger agreement) used solely for purposes of estimating the number of shares to be registered hereunder. Immediately after the first merger, SkyWater, as the surviving entity in the first merger, will merge with and into Merger Subsidiary 2, with Merger Subsidiary 2 surviving as a wholly owned subsidiary of IonQ. Maximum Aggregate Offering Price is estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c), 457(f)(1) and 457(f)(3) of the Securities Act of 1933, as amended. The proposed maximum aggregate offering price of IonQ Common Stock was calculated based upon the market value of shares of SkyWater common stock and is equal to: (i) (a) $27.6550, the average of the high and low prices per share of SkyWater common stock as reported on the Nasdaq Stock Market on March 18, 2026, multiplied by (b) 56,226,315, which is the estimated maximum number of shares of SkyWater common stock to be outstanding immediately prior to the completion of the first merger (including shares of SkyWater common stock issuable upon the settlement of SkyWater stock-based awards outstanding as of March 5, 2026); minus (ii) $736,313,235.00, which is the maximum aggregate amount of cash consideration estimated to be paid by IonQ to holders of shares of SkyWater common stock in connection with the consummation of the first merger as permitted by Rule 457(f)(3). The aggregate amount of cash set forth in clause (ii) of the prior sentence is equal to the product obtained by multiplying $15.00 by the estimated maximum number of shares of SkyWater common stock to be outstanding immediately prior to the completion of the first merger (excluding shares of SkyWater common stock issuable upon the settlement of SkyWater stock-based awards outstanding as of March 5, 2026 other than SkyWater director restricted stock unit awards that will vest and settle prior to the first merger and shares issuable under SkyWater's 2021 Employee Stock Purchase Plan that will be purchased prior to the first merger).